Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Beginning balance	$ 2,116,696	$ 2,106,367	$ 2,676,247
Acquisitions	38,027	7,351	76,167
Divestitures			(2,012)
Measurement period adjustments		852	12,169
Foreign exchange translation effects	(868)	2,126	(4,204)
Impairment Charge		0	(652,000)	$ 0
Ending balance	2,153,855	2,116,696	2,106,367	2,676,247
Gross carrying amount as of December 31, 2019		2,768,696
Accumulated impairment charge		(652,000)
Sales [Member]
Goodwill [Line Items]
Beginning balance	1,438,340	1,433,684	2,074,359
Acquisitions	24,484	2,948	14,788
Measurement period adjustments		(418)	741
Foreign exchange translation effects	(868)	2,126	(4,204)
Impairment Charge			(652,000)
Ending balance	1,461,956	1,438,340	1,433,684	2,074,359
Gross carrying amount as of December 31, 2019		2,090,340
Accumulated impairment charge		(652,000)
Marketing Revenues [Member]
Goodwill [Line Items]
Beginning balance	678,356	672,683	601,888
Acquisitions	13,543	4,403	61,379
Divestitures			(2,012)
Measurement period adjustments		1,270	11,428
Ending balance	$ 691,899	678,356	$ 672,683	$ 601,888
Gross carrying amount as of December 31, 2019		$ 678,356